Financial Instruments (Details) - Schedule of Company's Exposure to Linkage and Foreign Currency Risk € in Thousands, $ in Thousands		Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Current assets:
Cash and cash equivalents		€ 51,127	$ 56,548	€ 46,458	$ 51,384	€ 41,229	€ 66,845
Marketable securities				2,836
Short term deposits		997	1,103
Restricted cash		810		900
Receivable from concession project				1,799
Intangible asset from green certificates		553
Trade and other receivables		11,992		12,682
Assets of disposal groups classified as held for sale		28,297
Non-current assets:
Investments in equity accounted investees		31,772	35,141	30,029
Advances on account of investments		898	993	2,328
Receivable from concession project				24,795
Fixed assets		407,982		365,756
Right-of-use asset		30,967	34,251	30,020
Intangible asset				4,094
Restricted cash and deposits		17,386		20,192
Deferred tax		8,677	9,597	23,510
Long term receivables		10,446	11,554	9,270
Derivatives		10,948	12,109	1,488
Current liabilities:
Current maturities of long-term bank loans		(9,784)		(12,815)
Current maturities of long-term loans		(5,000)		(10,000)
Current maturities of debentures		(35,200)	(38,933)	(18,714)
Trade payables		(5,249)	(5,808)	(4,504)
Other payables		(10,859)	(12,010)	(11,207)
Current maturities of derivatives		(4,643)	(5,135)	(33,183)
Current maturities of lease liabilities		(700)	(774)	(745)
Liabilities of disposal groups classified as held for sale		(17,142)
Non-current liabilities:
Long-term lease liabilities		(23,680)	(26,191)	(22,005)
Long-term loans		(237,781)		(229,466)
Other long-term bank loans		(29,373)	(32,488)	(21,582)
Debentures		(104,887)	(116,009)	(91,714)
Deferred tax		(2,516)	(2,783)	(6,770)
Derivatives				(28,354)
Other long-term liabilities		(939)	(1,039)	(2,021)
Total exposure in statement of financial position in respect of financial assets and financial liabilities		125,099	138,364	83,077	91,885	€ 114,107	€ 125,026
Non-monetary/ Non finance [Member]
Current assets:
Cash and cash equivalents
Marketable securities
Short term deposits
Restricted cash
Receivable from concession project
Intangible asset from green certificates		553
Trade and other receivables		2,584		2,174
Assets of disposal groups classified as held for sale		28,297
Non-current assets:
Investments in equity accounted investees		31,772		23,976
Advances on account of investments		898		2,328
Receivable from concession project
Fixed assets		407,982		365,756
Right-of-use asset		30,967		30,020
Intangible asset				4,094
Restricted cash and deposits
Deferred tax		8,677		23,510
Long term receivables		9,350		7,840
Derivatives
Current liabilities:
Current maturities of long-term bank loans
Current maturities of long-term loans
Current maturities of debentures
Trade payables
Other payables		(553)
Current maturities of derivatives
Current maturities of lease liabilities
Liabilities of disposal groups classified as held for sale		(17,142)
Non-current liabilities:
Long-term lease liabilities
Long-term loans
Other long-term bank loans
Debentures
Deferred tax		(2,516)		(6,770)
Derivatives
Other long-term liabilities
Total exposure in statement of financial position in respect of financial assets and financial liabilities		500,869		452,928
NIS [Member]
Current assets:
Cash and cash equivalents	[1]	34,990		30,359
Marketable securities	[1]
Short term deposits	[1]	997
Restricted cash	[1]
Receivable from concession project	[1]			1,799
Intangible asset from green certificates	[1]
Trade and other receivables	[1]	2,660		4,694
Assets of disposal groups classified as held for sale	[1]
Non-current assets:
Investments in equity accounted investees	[1]			6,053
Advances on account of investments	[1]
Receivable from concession project	[1]			24,795
Fixed assets	[1]
Right-of-use asset	[1]
Intangible asset	[1]
Restricted cash and deposits	[1]	3,558		5,607
Deferred tax	[1]
Long term receivables	[1]	1,096		1,171
Derivatives	[1]
Current liabilities:
Current maturities of long-term bank loans	[1]			(2,091)
Current maturities of long-term loans	[1]
Current maturities of debentures	[1]	(35,200)		(18,714)
Trade payables	[1]	(832)		(123)
Other payables	[1]	(9,445)		(6,107)
Current maturities of derivatives	[1]
Current maturities of lease liabilities	[1]	(105)		(193)
Liabilities of disposal groups classified as held for sale	[1]
Non-current liabilities:
Long-term lease liabilities	[1]	(3,176)		(4,740)
Long-term loans	[1]	(69,685)		(13,495)
Other long-term bank loans	[1]	(8,452)		(7,538)
Debentures	[1]	(104,887)		(91,714)
Deferred tax	[1]
Derivatives	[1]
Other long-term liabilities	[1]	(939)		(2,021)
Total exposure in statement of financial position in respect of financial assets and financial liabilities	[1]	(189,420)		(72,258)
USD [Member]
Current assets:
Cash and cash equivalents | $			4,199		55
Marketable securities | $					2,836
Short term deposits | $
Restricted cash | $
Receivable from concession project | $
Intangible asset from green certificates | $
Trade and other receivables | $					16
Assets of disposal groups classified as held for sale | $
Non-current assets:
Investments in equity accounted investees | $
Advances on account of investments | $
Receivable from concession project | $
Fixed assets | $
Right-of-use asset | $
Intangible asset | $
Restricted cash and deposits | $
Deferred tax | $
Long term receivables | $
Derivatives | $
Current liabilities:
Current maturities of long-term bank loans | $
Current maturities of long-term loans | $
Current maturities of debentures | $
Trade payables | $			(154)
Other payables | $
Current maturities of derivatives | $
Current maturities of lease liabilities | $			(10)
Liabilities of disposal groups classified as held for sale | $
Non-current liabilities:
Long-term lease liabilities | $			(2,150)
Long-term loans | $
Other long-term bank loans | $
Debentures | $
Deferred tax | $
Derivatives | $
Other long-term liabilities | $
Total exposure in statement of financial position in respect of financial assets and financial liabilities | $			$ 1,885		$ 2,907
EURO [Member]
Current assets:
Cash and cash equivalents		11,938		16,044
Marketable securities
Short term deposits
Restricted cash		810		900
Receivable from concession project
Intangible asset from green certificates
Trade and other receivables		6,748		5,798
Assets of disposal groups classified as held for sale
Non-current assets:
Investments in equity accounted investees
Advances on account of investments
Receivable from concession project
Fixed assets
Right-of-use asset
Intangible asset
Restricted cash and deposits		13,828		14,585
Deferred tax
Long term receivables				259
Derivatives		10,948		1,488
Current liabilities:
Current maturities of long-term bank loans		(9,784)		(10,724)
Current maturities of long-term loans		(5,000)		(10,000)
Current maturities of debentures
Trade payables		(4,263)		(4,381)
Other payables		(861)		(5,100)
Current maturities of derivatives		(4,643)		(33,183)
Current maturities of lease liabilities		(585)		(552)
Liabilities of disposal groups classified as held for sale
Non-current liabilities:
Long-term lease liabilities		(18,354)		(17,265)
Long-term loans		(168,096)		(215,971)
Other long-term bank loans		(20,921)		(14,044)
Debentures
Deferred tax
Derivatives				(28,354)
Other long-term liabilities
Total exposure in statement of financial position in respect of financial assets and financial liabilities		€ (188,235)		€ (300,500)

[1]	Including items linked to the Israeli CPI